CornerCap Balanced Fund

Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Balanced Fund
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Net Annual Fund Operating Expenses	1.04%	[1],[2]
[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Balanced Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to January 1, 2017 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Balanced Fund | | USD ($)	106	374	662	1,482